ALLIANCEBERNSTEIN CAP FUND, INC.

- AllianceBernstein Market Neutral Strategy — U.S.

- AllianceBernstein Market Neutral Strategy — Global

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 for AllianceBernstein Market Neutral Strategy — U.S. (the "U.S. Strategy") and AllianceBernstein Market Neutral Strategy — Global (the "Global Strategy", and together with the U.S. Strategy, the "Strategies").

Recently, the Board of Directors of AllianceBernstein Cap Fund, Inc. approved proposals to change the Strategies' investment policies and strategies to permit each Strategy to significantly increase its aggregate investment exposure as a proportion of its net assets (i.e., to be more highly leveraged) and to achieve its long and short exposure primarily or exclusively through the use of derivative instruments. It is expected that these changes will become effective on or about August 1, 2013 (the "Effective Date"), and that each Strategy's portfolio will be transitioned shortly thereafter.

As of the Effective Date the second and fourth paragraphs in the "Principal Strategies" section of the Summary Information relating to the U.S. Strategy and the fourth and sixth paragraphs in the "Principal Strategies" section of the Summary Information relating to the Global Strategy in the Prospectus and Summary Prospectuses are deleted and replaced with the following:

The Strategy intends to maintain approximately equal dollar exposures invested in long and short positions under normal circumstances. The Strategy will generally be highly leveraged, with aggregate exposure (long and short) substantially in excess of its net assets. In general, leverage will increase in times of relatively low market volatility and decrease in times of higher market volatility, thereby maintaining a relatively constant risk level for the Strategy.

The Strategy's exposures may be achieved primarily or entirely through the use of derivatives, such as swaps, options, futures and forwards. For example, the Strategy may achieve long or short exposure to a particular equity security through a swap relating to that security. Derivatives may provide more efficient and economical, as well as significantly larger, exposure to equity markets than is possible through direct long investments or short selling. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.